Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business combinations [Abstract]
Amount of assets and liabilities consolidated at the effective acquisition date
The fair value of assets and liabilities consolidated at the effective acquisition date is shown in aggregate on the basis that they are individually not significant in the following table:

Business combinations for the year ended December 31, 2022

Property, plant and equipment under IAS 16 (Note 6)	58,002
Rights of use under IFRS 16 (Lessee) or intangible assets under IAS 38 (Note 6)	16,993
Cash & cash equivalents	1,057
Other current assets	8,283
Non-current Project debt (Note 15)	(1,301)
Current Project debt (Note 15)	(148)
Other current and non-current liabilities	(18,919)
Non-controlling interests	(14,300)
Total net assets acquired at fair value	49,667
Asset acquisition – purchase price paid	(49,667)
Net result of business combinations	-

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in aggregate under Other on the basis that they are individually not significant in the following table:

	Business combinations for the year ended December 31, 2021
	Coso	Other	Total
Property, plant and equipment under IAS 16 (Note 6)	383,153	137,426	520,579
Rights of use under IFRS 16 (Lessee) or intangible assets under IAS 38 (Note 6)	-	22,149	22,149
Deferred tax asset (Note 18)	-	4,410	4,410
Other non-current assets	11,024	1,943	12,967
Cash & cash equivalents	6,363	14,649	21,012
Other current assets	14,378	46,632	61,010
Non-current Project debt (Note 15)	(248,544)	(39,808)	(288,352)
Current Project debt (Note 15)	(13,415)	(25,366)	(38,781)
Deferred tax liabilities (Note 18)	-	(4,910)	(4,910)
Other current and non-current liabilities	(22,959)	(64,922)	(87,881)
Non-controlling interests	-	(8,287)	(8,287)
Total net assets acquired at fair value	130,000	83,916	213,916
Asset acquisition – purchase price paid	(130,000)	(80,868)	(210,868)
Fair value of previously held 15% stake in Rioglass	-	(3,048)	(3,048)
Net result of business combinations	-	-	-